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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbia Management Investment Advisers, LLC
         225 Franklin Sreet
         Boston, MA  02110

Form 13F File Number:  28-10477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Johnson

Title:  Chief Operating Officer, Columbia Management Investment Advisers, LLC

Phone:  612-671-2576

Signature, Place, and Date of Signing:

/s/Amy Johnson                Minneapolis, MN               April 16, 2013
----------------------    -------------------------    -------------------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

    Form 13F File Number     Name
    28-139                   Ameriprise Financial, Inc.

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